UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:
877-6LM-FUND/656-3863

Date of fiscal year end: January 31

Date of reporting period: July 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS.

 The Semi-Annual Report to Stockholders is filed herewith.

Franklin Multi-Asset Growth Fund
Class A [SCHAX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$22	0.41%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$848,713,783
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Growth Fund	PAGE 1	7537-STSR-0924

Franklin Multi-Asset Growth Fund
Class C [SCHCX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$58	1.11%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$848,713,783
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Growth Fund	PAGE 1	7539-STSR-0924

Franklin Multi-Asset Growth Fund
Class R [LLLRX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R1	$36	0.69%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$848,713,783
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Growth Fund	PAGE 1	7144-STSR-0924

Franklin Multi-Asset Growth Fund
Class I [LANIX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$7	0.13%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$848,713,783
Total Number of Portfolio Holdings*	20
Portfolio Turnover Rate	34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Growth Fund	PAGE 1	7540-STSR-0924

Franklin Multi-Asset Moderate Growth Fund
Class A [SCGRX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$22	0.42%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$501,374,305
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7545-STSR-0924

Franklin Multi-Asset Moderate Growth Fund
Class C [SCGCX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$60	1.16%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$501,374,305
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7547-STSR-0924

Franklin Multi-Asset Moderate Growth Fund
Class R [LLMRX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$42	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$501,374,305
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7143-STSR-0924

Franklin Multi-Asset Moderate Growth Fund
Class I [LLAIX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$6	0.12%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$501,374,305
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Moderate Growth Fund	PAGE 1	7548-STSR-0924

Franklin Multi-Asset Conservative Growth Fund
Class A [SBBAX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$23	0.44%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$291,613,068
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7529-STSR-0924

Franklin Multi-Asset Conservative Growth Fund
Class C [SCBCX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$62	1.21%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$291,613,068
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7531-STSR-0924

Franklin Multi-Asset Conservative Growth Fund
Class R [LLARX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R1	$40	0.78%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$291,613,068
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7142-STSR-0924

Franklin Multi-Asset Conservative Growth Fund
Class I [LMEIX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$7	0.13%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$291,613,068
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	34%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Conservative Growth Fund	PAGE 1	7532-STSR-0924

Franklin Multi-Asset Defensive Growth Fund
Class A [SBCPX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$29	0.57%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$106,701,444
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7541-STSR-0924

Franklin Multi-Asset Defensive Growth Fund
Class C [LWLAX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$69	1.36%
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$106,701,444
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7065-STSR-0924

Franklin Multi-Asset Defensive Growth Fund
Class C1 [SBCLX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1[1]	$64	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$106,701,444
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7543-STSR-0924

Franklin Multi-Asset Defensive Growth Fund
Class R [LMLRX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$106,701,444
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7141-STSR-0924

Franklin Multi-Asset Defensive Growth Fund
Class I [LMGIX]
Semi-Annual Shareholder Report | July 31, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2024, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$13	0.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$106,701,444
Total Number of Portfolio Holdings*	21
Portfolio Turnover Rate	36%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Defensive Growth Fund	PAGE 1	7544-STSR-0924

ITEM 2. CODE OF ETHICS.

 Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

 Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

 Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT  COMPANIES.

Franklin Multi-Asset Allocation Funds
Financial Statements and Other Important Information
Semi-Annual | July 31, 2024

Franklin Multi-Asset Growth Fund
Franklin Multi-Asset Moderate Growth Fund
Franklin Multi-Asset Conservative Growth Fund
Franklin Multi-Asset Defensive Growth Fund

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedules of Investments (unaudited)
July 31, 2024
 Franklin Multi-Asset Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Domestic Equity — 73.9%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		492,515	$70,242,470
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		836,552	11,505,434
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		3,876,910	83,935,097
ClearBridge Small Cap Fund, Class IS Shares		244,262	17,660,174
Franklin U.S. Small Cap Equity Fund, Class IS Shares		956,680	13,479,628
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		2,838,317	100,589,937
ClearBridge Large Cap Growth Fund, Class IS Shares		2,133,135	154,161,659
ClearBridge Small Cap Growth Fund, Class IS Shares		550,847	22,953,812
Franklin U.S. Large Cap Equity Fund, Class IS Shares		6,597,390	152,663,602

Total Domestic Equity			627,191,813
Foreign Equity — 17.1%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		288,401	6,843,756
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		382,765	25,518,918
Franklin International Equity Fund, Class IS Shares		2,940,917	56,318,563
Martin Currie Emerging Markets Fund, Class IS Shares		2,463,601	31,435,545
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		3,054,905	25,325,159

Total Foreign Equity			145,441,941
Domestic Fixed Income — 6.7%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		3,895,697	41,683,960
Western Asset Core Plus Bond Fund, Class IS Shares		1,580,570	14,794,133

Total Domestic Fixed Income			56,478,093
Foreign Fixed Income — 2.0%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		159,105	3,832,839
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		878,578	8,539,779
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		411,691	4,573,887

Total Foreign Fixed Income			16,946,505
Total Investments in Underlying Funds before Short-Term Investments (Cost — $644,155,967)			846,058,352
	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,978,800)	5.221%	1,978,800	1,978,800 (b)
Total Investments — 99.9% (Cost — $646,134,767)			848,037,152
Other Assets in Excess of Liabilities — 0.1%			676,631
Total Net Assets — 100.0%			$848,713,783

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
July 31, 2024
 Franklin Multi-Asset Moderate Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Domestic Equity — 61.9%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		243,376	$34,710,316
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		412,822	5,677,706
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		1,913,247	41,421,807
ClearBridge Small Cap Fund, Class IS Shares		128,579	9,296,270
Franklin U.S. Small Cap Equity Fund, Class IS Shares		472,415	6,656,324
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		1,401,946	49,684,949
ClearBridge Large Cap Growth Fund, Class IS Shares		1,053,408	76,129,772
ClearBridge Small Cap Growth Fund, Class IS Shares		271,891	11,329,709
Franklin U.S. Large Cap Equity Fund, Class IS Shares		3,259,343	75,421,200

Total Domestic Equity			310,328,053
Domestic Fixed Income — 17.0%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		5,560,154	59,493,646
Western Asset Core Plus Bond Fund, Class IS Shares		2,728,001	25,534,088
Western Asset High Yield Fund, Class IS Shares		1,434	10,008

Total Domestic Fixed Income			85,037,742
Foreign Equity — 15.5%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		427,099	10,135,059
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		186,570	12,438,632
Franklin International Equity Fund, Class IS Shares		1,427,729	27,341,012
Martin Currie Emerging Markets Fund, Class IS Shares		1,216,537	15,523,016
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		1,488,214	12,337,298

Total Foreign Equity			77,775,017
Foreign Fixed Income — 5.4%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		365,195	8,797,547
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		1,187,786	11,545,280
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		607,076	6,744,619

Total Foreign Fixed Income			27,087,446
Total Investments in Underlying Funds before Short-Term Investments (Cost — $397,710,650)			500,228,258
	Rate
Short-Term Investments — 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $529,140)	5.221%	529,140	529,140 (b)
Total Investments — 99.9% (Cost — $398,239,790)			500,757,398
Other Assets in Excess of Liabilities — 0.1%			616,907
Total Net Assets — 100.0%			$501,374,305

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

 Franklin Multi-Asset Conservative Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Domestic Equity — 45.7%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		104,498	$14,903,547
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		177,250	2,437,790
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		821,488	17,785,208
ClearBridge Small Cap Fund, Class IS Shares		56,388	4,076,832
Franklin U.S. Small Cap Equity Fund, Class IS Shares		202,883	2,858,618
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		602,052	21,336,725
ClearBridge Large Cap Growth Fund, Class IS Shares		452,402	32,695,096
ClearBridge Small Cap Growth Fund, Class IS Shares		116,749	4,864,910
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,400,861	32,415,931

Total Domestic Equity			133,374,657
Domestic Fixed Income — 30.9%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		5,700,567	60,996,067
Western Asset Core Plus Bond Fund, Class IS Shares		3,107,124	29,082,678
Western Asset High Yield Fund, Class IS Shares		3,404	23,761

Total Domestic Fixed Income			90,102,506
Foreign Equity — 13.4%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		447,803	10,626,365
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		77,710	5,180,910
Franklin International Equity Fund, Class IS Shares		594,602	11,386,624
Martin Currie Emerging Markets Fund, Class IS Shares		520,541	6,642,105
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		619,699	5,137,305

Total Foreign Equity			38,973,309
Foreign Fixed Income — 9.7%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		397,463	9,574,884
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		1,199,923	11,663,256
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		637,529	7,082,951

Total Foreign Fixed Income			28,321,091
Total Investments in Underlying Funds before Short-Term Investments (Cost — $242,299,929)			290,771,563
	Rate
Short-Term Investments — 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $351,599)	5.221%	351,599	351,599 (b)
Total Investments — 99.8% (Cost — $242,651,528)			291,123,162
Other Assets in Excess of Liabilities — 0.2%			489,906
Total Net Assets — 100.0%			$291,613,068

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
July 31, 2024
 Franklin Multi-Asset Defensive Growth Fund
(Percentages shown based on Fund net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.9%
Domestic Fixed Income — 44.8%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,995,565	$32,052,541
Western Asset Core Plus Bond Fund, Class IS Shares		1,685,150	15,773,001
Western Asset High Yield Fund, Class IS Shares		3,491	24,366

Total Domestic Fixed Income			47,849,908
Domestic Equity — 29.5%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		24,593	3,507,463
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		41,716	573,737
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		193,343	4,185,882
ClearBridge Small Cap Fund, Class IS Shares		14,097	1,019,242
Franklin U.S. Small Cap Equity Fund, Class IS Shares		47,781	673,229
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		141,743	5,023,370
ClearBridge Large Cap Growth Fund, Class IS Shares		106,525	7,698,565
ClearBridge Small Cap Growth Fund, Class IS Shares		27,481	1,145,151
Franklin U.S. Large Cap Equity Fund, Class IS Shares		330,409	7,645,674

Total Domestic Equity			31,472,313
Foreign Fixed Income — 14.4%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF		228,071	5,494,230
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares		626,217	6,086,826
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		337,507	3,749,708

Total Foreign Fixed Income			15,330,764
Foreign Equity — 11.2%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		236,520	5,612,620
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		17,097	1,139,871
Franklin International Equity Fund, Class IS Shares		130,781	2,504,456
Martin Currie Emerging Markets Fund, Class IS Shares		121,619	1,551,861
Templeton Funds — Templeton Foreign Fund, Class R6 Shares		136,255	1,129,556

Total Foreign Equity			11,938,364
Total Investments in Underlying Funds before Short-Term Investments (Cost — $95,522,299)			106,591,349
	Rate
Short-Term Investments — 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $90,199)	5.221%	90,199	90,199 (b)
Total Investments — 100.0% (Cost — $95,612,498)			106,681,548
Other Assets in Excess of Liabilities — 0.0%††			19,896
Total Net Assets — 100.0%			$106,701,444

††	Represents less than 0.1%.
(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)
July 31, 2024

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund
Assets:
Investments in affiliated Underlying Funds, at cost	$644,155,967	$397,710,650
Short-term investments, at cost	1,978,800	529,140
Investments in affiliated Underlying Funds, at value	$846,058,352	$500,228,258
Short-term investments, at value	1,978,800	529,140
Receivable for securities sold	125,691,786	79,119,337
Distributions receivable from affiliated Underlying Funds	190,669	266,410
Receivable for Fund shares sold	144,361	41,852
Distributions receivable from unaffiliated Underlying Funds	10,488	5,897
Receivable from investment manager	—	68
Prepaid expenses	42,525	40,968
Total Assets	974,116,981	580,231,930
Liabilities:
Payable for investments in affiliated Underlying Funds	124,345,579	78,458,631
Payable for Fund shares repurchased	717,303	172,924
Service and/or distribution fees payable	179,412	105,613
Trustees’ fees payable	9,156	5,629
Accrued expenses	151,748	114,828
Total Liabilities	125,403,198	78,857,625
Total Net Assets	$848,713,783	$501,374,305
Net Assets:
Par value (Note 7)	$483	$296
Paid-in capital in excess of par value	640,695,685	392,834,191
Total distributable earnings (loss)	208,017,615	108,539,818
Total Net Assets	$848,713,783	$501,374,305
Net Assets:
Class A	$841,001,723	$493,950,067
Class C	$2,431,359	$1,451,363
Class R	$132,128	$256,252
Class I	$5,148,573	$5,716,623
Shares Outstanding:
Class A	47,805,520	29,126,734
Class C	152,718	82,519
Class R	7,622	15,443
Class I	293,859	340,463
Net Asset Value:
Class A (and redemption price)	$17.59	$16.96
Class C*	$15.92	$17.59
Class R (and redemption price)	$17.34	$16.59
Class I (and redemption price)	$17.52	$16.79
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50% and 5.50%, respectively)	$18.61	$17.95

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Statements of Assets and Liabilities (unaudited) (cont’d)
July 31, 2024

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund
Assets:
Investments in affiliated Underlying Funds, at cost	$242,299,929	$95,522,299
Short-term investments, at cost	351,599	90,199
Investments in affiliated Underlying Funds, at value	$290,771,563	$106,591,349
Short-term investments, at value	351,599	90,199
Receivable for securities sold	40,460,812	14,882,537
Distributions receivable from affiliated Underlying Funds	312,478	181,836
Receivable for Fund shares sold	47,529	4,276
Distributions receivable from unaffiliated Underlying Funds	3,888	1,100
Receivable from investment manager	—	5
Prepaid expenses	42,185	47,591
Total Assets	331,990,054	121,798,893
Liabilities:
Payable for investments in affiliated Underlying Funds	39,913,918	14,953,395
Payable for Fund shares repurchased	307,216	54,659
Service and/or distribution fees payable	61,534	22,534
Trustees’ fees payable	3,638	1,381
Accrued expenses	90,680	65,480
Total Liabilities	40,376,986	15,097,449
Total Net Assets	$291,613,068	$106,701,444
Net Assets:
Par value (Note 7)	$200	$82
Paid-in capital in excess of par value	245,066,842	99,025,025
Total distributable earnings (loss)	46,546,026	7,676,337
Total Net Assets	$291,613,068	$106,701,444
Net Assets:
Class A	$288,091,103	$105,092,275
Class C	$862,403	$305,301
Class C1	—	$182
Class R	$85,855	$86,418
Class I	$2,573,707	$1,217,268
Shares Outstanding:
Class A	19,719,381	8,066,945
Class C	55,404	23,502
Class C1	—	13
Class R	5,865	6,647
Class I	176,346	93,716
Net Asset Value:
Class A (and redemption price)	$14.61	$13.03
Class C*	$15.57	$12.99
Class C1*	—	$14.00
Class R (and redemption price)	$14.64	$13.00
Class I (and redemption price)	$14.59	$12.99
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50% and 3.75%, respectively)	$15.46	$13.54

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Statements of Operations (unaudited)
For the Six Months Ended July 31, 2024

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$1,094,765	$1,663,368
Income distributions from unaffiliated Underlying Funds	64,558	37,344
Total Investment Income	1,159,323	1,700,712
Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,028,629	610,341
Transfer agent fees (Notes 2 and 5)	501,206	290,458
Registration fees	39,238	38,122
Trustees’ fees	24,267	14,727
Legal fees	21,511	20,395
Fund accounting fees	19,224	17,698
Audit and tax fees	14,609	14,153
Shareholder reports	12,130	9,713
Commitment fees (Note 9)	3,535	2,128
Custody fees	1,689	684
Interest expense	100	685
Insurance	52	29
Miscellaneous expenses	3,942	2,949
Total Expenses	1,670,132	1,022,082
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(406)
Net Expenses	1,670,132	1,021,676
Net Investment Income (Loss)	(510,809)	679,036
Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	22,593,182	14,000,954
Capital gain distributions from affiliated Underlying Funds	97,103	52,195
Net Realized Gain	22,690,285	14,053,149
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	64,561,767	32,446,233
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	87,252,052	46,499,382
Increase in Net Assets From Operations	$86,741,243	$47,178,418
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Statements of Operations (unaudited) (cont’d)
For the Six Months Ended July 31, 2024

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$2,309,511	$1,346,553
Income distributions from unaffiliated Underlying Funds	23,130	9,856
Total Investment Income	2,332,641	1,356,409
Expenses:
Service and/or distribution fees (Notes 2 and 5)	358,795	132,459
Transfer agent fees (Notes 2 and 5)	163,342	66,787
Registration fees	39,454	42,292
Fund accounting fees	16,765	15,901
Legal fees	16,181	16,165
Audit and tax fees	13,850	13,525
Trustees’ fees	8,869	3,497
Shareholder reports	8,543	6,478
Interest expense	1,498	795
Commitment fees (Note 9)	1,261	475
Custody fees	427	188
Insurance	—	4
Miscellaneous expenses	2,910	2,485
Total Expenses	631,895	301,051
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(139)
Net Expenses	631,895	300,912
Net Investment Income	1,700,746	1,055,497
Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	4,452,284	1,581,131
Capital gain distributions from affiliated Underlying Funds	23,954	6,487
Net Realized Gain	4,476,238	1,587,618
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	15,897,098	3,374,624
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	20,373,336	4,962,242
Increase in Net Assets From Operations	$22,074,082	$6,017,739
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Statements of Changes in Net Assets
Franklin Multi-Asset Growth Fund

For the Six Months Ended July 31, 2024 (unaudited) and the Year Ended January 31, 2024	July 31	January 31
Operations:
Net investment income (loss)	$(510,809)	$9,282,767
Net realized gain	22,690,285	21,390,403
Change in net unrealized appreciation (depreciation)	64,561,767	52,774,089
Increase in Net Assets From Operations	86,741,243	83,447,259
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(13,533,853)	(41,791,825)
Decrease in Net Assets From Distributions to Shareholders	(13,533,853)	(41,791,825)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	17,083,109	31,203,134
Reinvestment of distributions	13,499,116	41,669,203
Cost of shares repurchased	(40,525,580)	(73,073,252)
Decrease in Net Assets From Fund Share Transactions	(9,943,355)	(200,915)
Increase in Net Assets	63,264,035	41,454,519
Net Assets:
Beginning of period	785,449,748	743,995,229
End of period	$848,713,783	$785,449,748
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Multi-Asset Moderate Growth Fund

For the Six Months Ended July 31, 2024 (unaudited) and the Year Ended January 31, 2024	July 31	January 31
Operations:
Net investment income	$679,036	$6,834,424
Net realized gain	14,053,149	9,582,311
Change in net unrealized appreciation (depreciation)	32,446,233	29,259,894
Increase in Net Assets From Operations	47,178,418	45,676,629
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,326,017)	(20,553,438)
Decrease in Net Assets From Distributions to Shareholders	(6,326,017)	(20,553,438)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	12,476,752	23,129,171
Reinvestment of distributions	6,303,494	20,481,443
Cost of shares repurchased	(32,470,535)	(50,428,408)
Decrease in Net Assets From Fund Share Transactions	(13,690,289)	(6,817,794)
Increase in Net Assets	27,162,112	18,305,397
Net Assets:
Beginning of period	474,212,193	455,906,796
End of period	$501,374,305	$474,212,193
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For the Six Months Ended July 31, 2024 (unaudited) and the Year Ended January 31, 2024	July 31	January 31
Operations:
Net investment income	$1,700,746	$5,633,355
Net realized gain	4,476,238	1,867,436
Change in net unrealized appreciation (depreciation)	15,897,098	14,094,495
Increase in Net Assets From Operations	22,074,082	21,595,286
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,202,821)	(10,547,233)
Decrease in Net Assets From Distributions to Shareholders	(3,202,821)	(10,547,233)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	7,584,722	16,299,072
Reinvestment of distributions	3,183,230	10,497,842
Cost of shares repurchased	(20,141,190)	(38,324,631)
Decrease in Net Assets From Fund Share Transactions	(9,373,238)	(11,527,717)
Increase (Decrease) in Net Assets	9,498,023	(479,664)
Net Assets:
Beginning of period	282,115,045	282,594,709
End of period	$291,613,068	$282,115,045
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Multi-Asset Defensive Growth Fund

For the Six Months Ended July 31, 2024 (unaudited) and the Year Ended January 31, 2024	July 31	January 31
Operations:
Net investment income	$1,055,497	$2,652,538
Net realized gain (loss)	1,587,618	(841,760)
Change in net unrealized appreciation (depreciation)	3,374,624	3,952,881
Increase in Net Assets From Operations	6,017,739	5,763,659
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(930,650)	(2,578,134)
Decrease in Net Assets From Distributions to Shareholders	(930,650)	(2,578,134)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,681,367	6,885,705
Reinvestment of distributions	925,701	2,565,957
Cost of shares repurchased	(8,724,724)	(16,631,793)
Decrease in Net Assets From Fund Share Transactions	(5,117,656)	(7,180,131)
Decrease in Net Assets	(30,567)	(3,994,606)
Net Assets:
Beginning of period	106,732,011	110,726,617
End of period	$106,701,444	$106,732,011
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Financial Highlights
Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.09	$15.22	$17.70	$16.79	$15.85	$15.28
Income (loss) from operations:
Net investment income (loss)	(0.01)	0.19	0.19	0.28	0.15	0.23
Net realized and unrealized gain (loss)	1.79	1.55	(1.40)	1.97	1.62	1.28
Total income (loss) from operations	1.78	1.74	(1.21)	2.25	1.77	1.51
Less distributions from:
Net investment income	(0.01)	(0.17)	(0.26)	(0.66)	(0.17)	(0.23)
Net realized gains	(0.27)	(0.70)	(1.01)	(0.68)	(0.66)	(0.71)
Total distributions	(0.28)	(0.87)	(1.27)	(1.34)	(0.83)	(0.94)
Net asset value, end of period	$17.59	$16.09	$15.22	$17.70	$16.79	$15.85
Total return[3]	11.12%	11.72%	(6.19)%	13.27%	11.84%	10.09%
Net assets, end of period (millions)	$841	$779	$737	$821	$767	$729
Ratios to average net assets:
Gross expenses[4]	0.41%[5]	0.42%	0.44%	0.43%	0.48%	0.46%
Net expenses[4,6]	0.41 [5]	0.42	0.44	0.43	0.48 [7]	0.46 [7]
Net investment income (loss)	(0.12)[5]	1.25	1.25	1.49	0.98	1.46
Portfolio turnover rate	34%	21%	52%	21%	10%	25%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.63	$13.94	$16.35	$15.53	$14.74	$14.24
Income (loss) from operations:
Net investment income (loss)	(0.06)	0.08	0.07	0.07	0.03	0.06
Net realized and unrealized gain (loss)	1.63	1.40	(1.30)	1.90	1.50	1.23
Total income (loss) from operations	1.57	1.48	(1.23)	1.97	1.53	1.29
Less distributions from:
Net investment income	(0.01)	(0.09)	(0.17)	(0.47)	(0.08)	(0.08)
Net realized gains	(0.27)	(0.70)	(1.01)	(0.68)	(0.66)	(0.71)
Total distributions	(0.28)	(0.79)	(1.18)	(1.15)	(0.74)	(0.79)
Net asset value, end of period	$15.92	$14.63	$13.94	$16.35	$15.53	$14.74
Total return[3]	10.80%	10.90%	(6.90)%	12.54%	11.07%	9.29%
Net assets, end of period (000s)	$2,431	$2,398	$2,090	$2,626	$5,242	$6,547
Ratios to average net assets:
Gross expenses[4]	1.11%[5]	1.12%	1.17%	1.15%	1.16%	1.14%
Net expenses[4,6]	1.11 [5]	1.12	1.17	1.15	1.16 [7]	1.14
Net investment income (loss)	(0.83)[5]	0.59	0.47	0.43	0.24	0.44
Portfolio turnover rate	34%	21%	52%	21%	10%	25%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.88	$15.04	$17.52	$16.64	$15.73	$15.20
Income (loss) from operations:
Net investment income (loss)	(0.03)	0.14	0.14	0.21	0.10	0.21
Net realized and unrealized gain (loss)	1.77	1.53	(1.39)	1.95	1.60	1.23
Total income (loss) from operations	1.74	1.67	(1.25)	2.16	1.70	1.44
Less distributions from:
Net investment income	(0.01)	(0.13)	(0.22)	(0.60)	(0.13)	(0.20)
Net realized gains	(0.27)	(0.70)	(1.01)	(0.68)	(0.66)	(0.71)
Total distributions	(0.28)	(0.83)	(1.23)	(1.28)	(0.79)	(0.91)
Net asset value, end of period	$17.34	$15.88	$15.04	$17.52	$16.64	$15.73
Total return[3]	10.96%	11.31%	(6.45)%	12.83%	11.49%	9.68%
Net assets, end of period (000s)	$132	$98	$88	$116	$111	$89
Ratios to average net assets:
Gross expenses[4]	0.69%[5]	0.76%	0.77%	1.27%	1.24%	1.32%
Net expenses[4,6]	0.69 [5]	0.76	0.77	0.80 [7]	0.80 [7]	0.80 [7]
Net investment income (loss)	(0.40)[5]	0.96	0.91	1.13	0.70	1.35
Portfolio turnover rate	34%	21%	52%	21%	10%	25%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.00	$15.13	$17.61	$16.71	$15.77	$15.21
Income (loss) from operations:
Net investment income	0.01	0.22	0.28	0.35	0.20	0.28
Net realized and unrealized gain (loss)	1.79	1.55	(1.44)	1.94	1.61	1.27
Total income (loss) from operations	1.80	1.77	(1.16)	2.29	1.81	1.55
Less distributions from:
Net investment income	(0.01)	(0.20)	(0.31)	(0.71)	(0.21)	(0.28)
Net realized gains	(0.27)	(0.70)	(1.01)	(0.68)	(0.66)	(0.71)
Total distributions	(0.28)	(0.90)	(1.32)	(1.39)	(0.87)	(0.99)
Net asset value, end of period	$17.52	$16.00	$15.13	$17.61	$16.71	$15.77
Total return[3]	11.31%	12.04%	(5.94)%	13.56%	12.18%	10.36%
Net assets, end of period (000s)	$5,149	$4,290	$4,534	$3,033	$2,315	$2,062
Ratios to average net assets:
Gross expenses[4]	0.13%[5]	0.15%	0.15%	0.16%	0.19%	0.18%
Net expenses[4,6]	0.13 [5]	0.15	0.15	0.16	0.19 [7]	0.18
Net investment income	0.16 [5]	1.43	1.82	1.90	1.32	1.81
Portfolio turnover rate	34%	21%	52%	21%	10%	25%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.60	$14.76	$16.99	$16.51	$15.75	$15.17
Income (loss) from operations:
Net investment income	0.02	0.22	0.23	0.30	0.18	0.26
Net realized and unrealized gain (loss)	1.55	1.31	(1.35)	1.47	1.45	1.26
Total income (loss) from operations	1.57	1.53	(1.12)	1.77	1.63	1.52
Less distributions from:
Net investment income	(0.01)	(0.23)	(0.25)	(0.64)	(0.20)	(0.30)
Net realized gains	(0.20)	(0.46)	(0.86)	(0.65)	(0.67)	(0.64)
Total distributions	(0.21)	(0.69)	(1.11)	(1.29)	(0.87)	(0.94)
Net asset value, end of period	$16.96	$15.60	$14.76	$16.99	$16.51	$15.75
Total return[3]	10.12%	10.52%	(5.99)%	10.58%	10.97%	10.12%
Net assets, end of period (millions)	$494	$467	$449	$503	$477	$456
Ratios to average net assets:
Gross expenses[4]	0.42%[5]	0.43%	0.45%	0.43%	0.47%	0.45%
Net expenses[4,6]	0.42 [5]	0.43	0.45	0.43 [7]	0.47 [7]	0.45
Net investment income	0.28 [5]	1.52	1.52	1.70	1.21	1.69
Portfolio turnover rate	34%	23%	51%	24%	16%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.23	$15.33	$17.57	$16.99	$16.18	$15.51
Income (loss) from operations:
Net investment income (loss)	(0.04)	0.11	0.09	0.13	0.07	0.11
Net realized and unrealized gain (loss)	1.61	1.36	(1.35)	1.56	1.49	1.32
Total income (loss) from operations	1.57	1.47	(1.26)	1.69	1.56	1.43
Less distributions from:
Net investment income	(0.01)	(0.11)	(0.12)	(0.46)	(0.08)	(0.12)
Net realized gains	(0.20)	(0.46)	(0.86)	(0.65)	(0.67)	(0.64)
Total distributions	(0.21)	(0.57)	(0.98)	(1.11)	(0.75)	(0.76)
Net asset value, end of period	$17.59	$16.23	$15.33	$17.57	$16.99	$16.18
Total return[3]	9.73%	9.74%	(6.70)%	9.80%	10.22%	9.32%
Net assets, end of period (000s)	$1,451	$1,640	$1,870	$2,909	$4,394	$6,253
Ratios to average net assets:
Gross expenses[4]	1.16%[5]	1.14%	1.19%	1.17%	1.18%	1.15%
Net expenses[4,6]	1.16 [5]	1.14	1.19	1.17 [7]	1.18 [7]	1.15 [7]
Net investment income (loss)	(0.49)[5]	0.73	0.59	0.72	0.44	0.69
Portfolio turnover rate	34%	23%	51%	24%	16%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.30	$14.51	$16.73	$16.28	$15.55	$15.00
Income (loss) from operations:
Net investment income (loss)	(0.01)	0.19	0.17	0.22	0.13	0.21
Net realized and unrealized gain (loss)	1.51	1.25	(1.32)	1.45	1.43	1.24
Total income (loss) from operations	1.50	1.44	(1.15)	1.67	1.56	1.45
Less distributions from:
Net investment income	(0.01)	(0.19)	(0.21)	(0.57)	(0.16)	(0.26)
Net realized gains	(0.20)	(0.46)	(0.86)	(0.65)	(0.67)	(0.64)
Total distributions	(0.21)	(0.65)	(1.07)	(1.22)	(0.83)	(0.90)
Net asset value, end of period	$16.59	$15.30	$14.51	$16.73	$16.28	$15.55
Total return[3]	9.86%	10.12%	(6.34)%	10.14%	10.63%	9.76%
Net assets, end of period (000s)	$256	$169	$130	$141	$138	$132
Ratios to average net assets:
Gross expenses[4]	1.15%[5]	1.60%	1.29%	1.15%	1.11%	1.17%
Net expenses[4,6,7]	0.80 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	(0.09)[5]	1.30	1.17	1.28	0.89	1.37
Portfolio turnover rate	34%	23%	51%	24%	16%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.42	$14.60	$16.82	$16.35	$15.60	$15.03
Income (loss) from operations:
Net investment income	0.05	0.28	0.30	0.36	0.23	0.31
Net realized and unrealized gain (loss)	1.53	1.27	(1.36)	1.45	1.44	1.24
Total income (loss) from operations	1.58	1.55	(1.06)	1.81	1.67	1.55
Less distributions from:
Net investment income	(0.01)	(0.27)	(0.30)	(0.69)	(0.25)	(0.34)
Net realized gains	(0.20)	(0.46)	(0.86)	(0.65)	(0.67)	(0.64)
Total distributions	(0.21)	(0.73)	(1.16)	(1.34)	(0.92)	(0.98)
Net asset value, end of period	$16.79	$15.42	$14.60	$16.82	$16.35	$15.60
Total return[3]	10.23%	10.88%	(5.68)%	10.93%	11.32%	10.45%
Net assets, end of period (000s)	$5,717	$5,327	$4,898	$4,084	$3,712	$3,372
Ratios to average net assets:
Gross expenses[4]	0.12%[5]	0.12%	0.11%	0.13%	0.13%	0.14%
Net expenses[4,6]	0.12 [5]	0.12	0.11	0.13	0.13 [7]	0.14
Net investment income	0.57 [5]	1.92	2.06	2.02	1.56	2.00
Portfolio turnover rate	34%	23%	51%	24%	16%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.68	$13.14	$15.12	$15.03	$14.33	$13.74
Income (loss) from operations:
Net investment income	0.08	0.27	0.26	0.29	0.22	0.26
Net realized and unrealized gain (loss)	1.01	0.78	(1.31)	0.79	1.16	1.10
Total income (loss) from operations	1.09	1.05	(1.05)	1.08	1.38	1.36
Less distributions from:
Net investment income	(0.07)	(0.28)	(0.27)	(0.52)	(0.26)	(0.30)
Net realized gains	(0.09)	(0.23)	(0.66)	(0.47)	(0.42)	(0.47)
Total distributions	(0.16)	(0.51)	(0.93)	(0.99)	(0.68)	(0.77)
Net asset value, end of period	$14.61	$13.68	$13.14	$15.12	$15.03	$14.33
Total return[3]	7.99%	8.15%	(6.63)%	7.10%	10.05%	10.11%
Net assets, end of period (millions)	$288	$278	$279	$319	$302	$287
Ratios to average net assets:
Gross expenses[4]	0.44%[5]	0.44%	0.46%	0.44%	0.47%	0.46%
Net expenses[4,6]	0.44 [5]	0.44	0.46	0.44	0.47 [7]	0.46
Net investment income	1.19 [5]	2.06	1.93	1.84	1.56	1.87
Portfolio turnover rate	34%	26%	43%	20%	16%	25%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.56	$13.95	$15.97	$15.79	$15.02	$14.35
Income (loss) from operations:
Net investment income	0.03	0.17	0.14	0.13	0.09	0.18
Net realized and unrealized gain (loss)	1.08	0.84	(1.36)	0.90	1.25	1.14
Total income (loss) from operations	1.11	1.01	(1.22)	1.03	1.34	1.32
Less distributions from:
Net investment income	(0.01)	(0.17)	(0.14)	(0.38)	(0.15)	(0.18)
Net realized gains	(0.09)	(0.23)	(0.66)	(0.47)	(0.42)	(0.47)
Total distributions	(0.10)	(0.40)	(0.80)	(0.85)	(0.57)	(0.65)
Net asset value, end of period	$15.57	$14.56	$13.95	$15.97	$15.79	$15.02
Total return[3]	7.55%	7.42%	(7.39)%	6.39%	9.21%	9.37%
Net assets, end of period (000s)	$862	$1,032	$1,348	$2,119	$4,780	$10,880
Ratios to average net assets:
Gross expenses[4]	1.21%[5]	1.18%	1.26%	1.20%	1.21%	1.19%
Net expenses[4,6]	1.21 [5]	1.18	1.26	1.20	1.21 [7]	1.19
Net investment income	0.39 [5]	1.21	0.99	0.78	0.64	1.25
Portfolio turnover rate	34%	26%	43%	20%	16%	25%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.71	$13.17	$15.16	$15.06	$14.36	$13.77
Income (loss) from operations:
Net investment income	0.06	0.23	0.31	0.19	0.18	0.22
Net realized and unrealized gain (loss)	1.01	0.78	(1.41)	0.83	1.15	1.09
Total income (loss) from operations	1.07	1.01	(1.10)	1.02	1.33	1.31
Less distributions from:
Net investment income	(0.05)	(0.24)	(0.23)	(0.45)	(0.21)	(0.25)
Net realized gains	(0.09)	(0.23)	(0.66)	(0.47)	(0.42)	(0.47)
Total distributions	(0.14)	(0.47)	(0.89)	(0.92)	(0.63)	(0.72)
Net asset value, end of period	$14.64	$13.71	$13.17	$15.16	$15.06	$14.36
Total return[3]	7.78%	7.80%	(6.93)%	6.69%	9.66%	9.74%
Net assets, end of period (000s)	$86	$111	$84	$45	$70	$60
Ratios to average net assets:
Gross expenses[4]	0.78%[5]	0.80%	0.86%	1.59%	1.25%	1.34%
Net expenses[4,6]	0.78 [5]	0.80	0.80 [7]	0.80 [7]	0.80 [7]	0.80 [7]
Net investment income	0.81 [5]	1.73	2.36	1.21	1.26	1.58
Portfolio turnover rate	34%	26%	43%	20%	16%	25%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.67	$13.13	$15.11	$15.02	$14.33	$13.73
Income (loss) from operations:
Net investment income	0.11	0.30	0.30	0.34	0.27	0.30
Net realized and unrealized gain (loss)	1.00	0.79	(1.31)	0.79	1.14	1.10
Total income (loss) from operations	1.11	1.09	(1.01)	1.13	1.41	1.40
Less distributions from:
Net investment income	(0.10)	(0.32)	(0.31)	(0.57)	(0.30)	(0.33)
Net realized gains	(0.09)	(0.23)	(0.66)	(0.47)	(0.42)	(0.47)
Total distributions	(0.19)	(0.55)	(0.97)	(1.04)	(0.72)	(0.80)
Net asset value, end of period	$14.59	$13.67	$13.13	$15.11	$15.02	$14.33
Total return[3]	8.09%	8.50%	(6.32)%	7.42%	10.35%	10.48%
Net assets, end of period (000s)	$2,574	$2,483	$2,533	$2,745	$2,463	$1,982
Ratios to average net assets:
Gross expenses[4]	0.13%[5]	0.14%	0.15%	0.15%	0.15%	0.14%
Net expenses[4,6]	0.13 [5]	0.14	0.15	0.15	0.15 [7]	0.14
Net investment income	1.49 [5]	2.33	2.28	2.16	1.92	2.16
Portfolio turnover rate	34%	26%	43%	20%	16%	25%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.42	$12.03	$13.81	$14.02	$13.42	$12.76
Income (loss) from operations:
Net investment income	0.13	0.30	0.28	0.30	0.27	0.29
Net realized and unrealized gain (loss)	0.59	0.38	(1.36)	0.21	0.78	0.91
Total income (loss) from operations	0.72	0.68	(1.08)	0.51	1.05	1.20
Less distributions from:
Net investment income	(0.11)	(0.29)	(0.28)	(0.42)	(0.32)	(0.34)
Net realized gains	—	—	(0.42)	(0.30)	(0.13)	(0.20)
Total distributions	(0.11)	(0.29)	(0.70)	(0.72)	(0.45)	(0.54)
Net asset value, end of period	$13.03	$12.42	$12.03	$13.81	$14.02	$13.42
Total return[3]	5.82%	5.77%	(7.63)%	3.63%	8.08%	9.60%
Net assets, end of period (millions)	$105	$105	$109	$130	$130	$124
Ratios to average net assets:
Gross expenses[4]	0.57%[5]	0.56%	0.56%	0.52%	0.54%	0.55%
Net expenses[4,6]	0.57 [5]	0.56	0.56	0.52	0.54 [7]	0.55
Net investment income	1.98 [5]	2.50	2.26	2.08	2.03	2.20
Portfolio turnover rate	36%	30%	36%	8%	10%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.40	$11.99	$13.75	$13.94	$13.36	$12.70
Income (loss) from operations:
Net investment income	0.09	0.17	0.16	0.18	0.17	0.19
Net realized and unrealized gain (loss)	0.57	0.42	(1.32)	0.23	0.77	0.92
Total income (loss) from operations	0.66	0.59	(1.16)	0.41	0.94	1.11
Less distributions from:
Net investment income	(0.07)	(0.18)	(0.18)	(0.30)	(0.23)	(0.25)
Net realized gains	—	—	(0.42)	(0.30)	(0.13)	(0.20)
Total distributions	(0.07)	(0.18)	(0.60)	(0.60)	(0.36)	(0.45)
Net asset value, end of period	$12.99	$12.40	$11.99	$13.75	$13.94	$13.36
Total return[3]	5.36%	4.95%	(8.34)%	2.98%	7.18%	8.85%
Net assets, end of period (000s)	$305	$194	$545	$792	$964	$1,348
Ratios to average net assets:
Gross expenses[4]	1.36%[5]	1.32%	1.30%	1.29%	1.27%	1.26%
Net expenses[4,6]	1.36 [5]	1.32	1.30	1.29	1.27 [7]	1.26
Net investment income	1.37 [5]	1.43	1.30	1.28	1.32	1.47
Portfolio turnover rate	36%	30%	36%	8%	10%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C1 Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.23	$12.62	$14.41	$14.41	$13.78	$13.07
Income (loss) from operations:
Net investment income	0.10	0.16	0.09	0.15	0.19	0.21
Net realized and unrealized gain (loss)	0.67	0.49	(1.43)	0.44	0.81	0.95
Total income (loss) from operations	0.77	0.65	(1.34)	0.59	1.00	1.16
Less distributions from:
Net investment income	—	(0.04)	(0.03)	(0.29)	(0.24)	(0.25)
Net realized gains	—	—	(0.42)	(0.30)	(0.13)	(0.20)
Total distributions	—	(0.04)	(0.45)	(0.59)	(0.37)	(0.45)
Net asset value, end of period	$14.00	$13.23	$12.62	$14.41	$14.41	$13.78
Total return[3]	5.82%	5.19%	(9.21)%	4.03%[4]	7.43%	9.04%
Net assets, end of period	$182	$119	$1,888	$69,488	$227,063	$595,521
Ratios to average net assets:
Gross expenses[5]	58.83%[6]	20.59%	2.05%	1.53%	1.12%	1.05%
Net expenses[5,7]	1.25 [6,8]	1.25 [8]	1.25 [8]	1.25 [8]	1.12 [8]	1.05
Net investment income	1.47 [6]	1.28	0.66	1.00	1.36	1.54
Portfolio turnover rate	36%	30%	36%	8%	10%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 2.88% for the year ended January 31, 2022.
[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.39	$12.01	$13.79	$14.00	$13.41	$12.75
Income (loss) from operations:
Net investment income	0.11	0.27	0.22	0.29	0.24	0.26
Net realized and unrealized gain (loss)	0.59	0.38	(1.33)	0.19	0.77	0.91
Total income (loss) from operations	0.70	0.65	(1.11)	0.48	1.01	1.17
Less distributions from:
Net investment income	(0.09)	(0.27)	(0.25)	(0.39)	(0.29)	(0.31)
Net realized gains	—	—	(0.42)	(0.30)	(0.13)	(0.20)
Total distributions	(0.09)	(0.27)	(0.67)	(0.69)	(0.42)	(0.51)
Net asset value, end of period	$13.00	$12.39	$12.01	$13.79	$14.00	$13.41
Total return[3]	5.61%	5.47%	(7.77)%	3.37%	7.74%	9.36%
Net assets, end of period (000s)	$86	$101	$95	$141	$95	$84
Ratios to average net assets:
Gross expenses[4]	0.87%[5]	0.85%	0.87%	1.32%	1.27%	1.34%
Net expenses[4,6,7]	0.80 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income	1.75 [5]	2.28	1.79	2.06	1.79	2.00
Portfolio turnover rate	36%	30%	36%	8%	10%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.38	$12.00	$13.78	$13.98	$13.39	$12.74
Income (loss) from operations:
Net investment income	0.15	0.34	0.31	0.33	0.31	0.33
Net realized and unrealized gain (loss)	0.59	0.37	(1.35)	0.23	0.77	0.90
Total income (loss) from operations	0.74	0.71	(1.04)	0.56	1.08	1.23
Less distributions from:
Net investment income	(0.13)	(0.33)	(0.32)	(0.46)	(0.36)	(0.38)
Net realized gains	—	—	(0.42)	(0.30)	(0.13)	(0.20)
Total distributions	(0.13)	(0.33)	(0.74)	(0.76)	(0.49)	(0.58)
Net asset value, end of period	$12.99	$12.38	$12.00	$13.78	$13.98	$13.39
Total return[3]	5.92%	6.13%	(7.35)%	3.99%	8.35%	9.86%
Net assets, end of period (000s)	$1,217	$1,167	$1,234	$1,820	$1,974	$1,360
Ratios to average net assets:
Gross expenses[4]	0.26%[5]	0.28%	0.27%	0.26%	0.27%	0.30%
Net expenses[4,6,7]	0.25 [5]	0.25	0.25	0.25	0.25	0.25
Net investment income	2.31 [5]	2.84	2.48	2.30	2.34	2.50
Portfolio turnover rate	36%	30%	36%	8%	10%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended July 31, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Franklin Resources, Inc. (“Franklin Resources”) affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$846,058,352	—	—	$846,058,352
Short-Term Investments†	1,978,800	—	—	1,978,800
Total Investments	$848,037,152	—	—	$848,037,152

†	See Schedule of Investments for additional detailed categorizations.
Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$500,228,258	—	—	$500,228,258
Short-Term Investments†	529,140	—	—	529,140
Total Investments	$500,757,398	—	—	$500,757,398

†	See Schedule of Investments for additional detailed categorizations.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$290,771,563	—	—	$290,771,563
Short-Term Investments†	351,599	—	—	351,599
Total Investments	$291,123,162	—	—	$291,123,162

†	See Schedule of Investments for additional detailed categorizations.
Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$106,591,349	—	—	$106,591,349
Short-Term Investments†	90,199	—	—	90,199
Total Investments	$106,681,548	—	—	$106,681,548

†	See Schedule of Investments for additional detailed categorizations.
(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.
(c) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.
(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2024, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources. Under the investment management agreements, the Funds do not pay a management fee.
FTFA provides administrative and certain oversight services to the Funds. FTFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.
The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.
As a result of expense limitation arrangements between the Funds and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares of Growth Fund, Moderate Growth Fund and Conservative Growth Fund did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R and Class I shares of Defensive Growth Fund did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
During the six months ended July 31, 2024, fees waived and/or expenses reimbursed were as follows:

Moderate Growth Fund	$406
Defensive Growth Fund	139
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
In addition, the Funds indirectly pay management and/or administration fees to FTFA and certain FTFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 0.75% of the average daily net assets of the Underlying Funds.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Funds’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Funds pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended July 31, 2024, Growth, Moderate Growth, Conservative Growth and Defensive Growth incurred transfer agent fees as reported on the Statements of Operations, of which $5,810, $6,814, $4,313 and $2,615, respectively, was earned by Investor Services.
For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.50% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 3.75% for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, this CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. For Defensive Growth Fund, this CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended July 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Sales Charges	CDSCs
	Class A	Class A	Class C
Growth Fund	$47,862	$1,727	$26
Moderate Growth Fund	35,933	1,141	—
Conservative Growth Fund	20,097	450	12
Defensive Growth Fund	3,563	5	—
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended July 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund	$278,528,216	$302,978,199
Moderate Growth Fund	166,953,959	185,847,721
Conservative Growth Fund	97,116,831	107,883,638
Defensive Growth Fund	38,502,149	43,336,272
At July 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$662,114,259	$202,055,495	$(16,132,602)	$185,922,893

	Moderate Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$406,878,761	$103,113,344	$(9,234,707)	$93,878,637

	Conservative Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$249,522,345	$51,050,673	$(9,449,856)	$41,600,817

	Defensive Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$100,053,920	$13,102,747	$(6,475,119)	$6,627,628

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

4. Derivative instruments and hedging activities
During the six months ended July 31, 2024, the Funds did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended July 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Growth Fund
Class A	$1,016,557	$497,838
Class C	11,775	950
Class R	297	94
Class I	—	2,324
Total	$1,028,629	$501,206

	Service and/or Distribution Fees	Transfer Agent Fees
Moderate Growth Fund
Class A	$602,359	$287,038
Class C	7,410	825
Class R	572	692
Class I	—	1,903
Total	$610,341	$290,458

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Growth Fund
Class A	$353,883	$161,992
Class C	4,674	604
Class R	238	99
Class I	—	647
Total	$358,795	$163,342

	Service and/or Distribution Fees	Transfer Agent Fees
Defensive Growth Fund
Class A	$131,104	$66,053
Class C	1,143	196
Class C1	—	40
Class R	212	76
Class I	—	422
Total	$132,459	$66,787

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended July 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Moderate Growth Fund
Class A	—
Class C	—
Class R	$406
Class I	—
Total	$406

Waivers/Expense Reimbursements
Defensive Growth Fund
Class A	—
Class C	—
Class C1	$39
Class R	30
Class I	70
Total	$139
6. Distributions to shareholders by class

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
Growth Fund
Net Investment Income:
Class A	$495,338	$7,932,538
Class C	1,558	14,291
Class R	76	757
Class I	3,056	52,445
Total	$500,028	$8,000,031
Net Realized Gains:
Class A	$12,911,589	$33,466,225
Class C	40,601	115,982
Class R	1,988	3,990
Class I	79,647	205,597
Total	$13,033,825	$33,791,794

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
Moderate Growth Fund
Net Investment Income:
Class A	$320,061	$6,695,819
Class C	983	11,479
Class R	168	2,092
Class I	3,799	90,624
Total	$325,011	$6,800,014

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
Moderate Growth Fund (cont’d)
Net Realized Gains:
Class A	$5,909,599	$13,558,666
Class C	18,153	53,941
Class R	3,105	4,063
Class I	70,149	136,754
Total	$6,001,006	$13,753,424

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
Conservative Growth Fund
Net Investment Income:
Class A	$1,481,285	$5,644,484
Class C	713	12,792
Class R	332	1,750
Class I	17,030	59,333
Total	$1,499,360	$5,718,359
Net Realized Gains:
Class A	$1,682,943	$4,762,131
Class C	4,873	21,360
Class R	495	1,555
Class I	15,150	43,828
Total	$1,703,461	$4,828,874

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
Defensive Growth Fund
Net Investment Income:
Class A	$916,399	$2,535,974
Class C	1,534	5,322
Class C1	—	7
Class R	617	2,135
Class I	12,100	34,696
Total	$930,650	$2,578,134
7. Shares of beneficial interest
At July 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Growth Fund
Class A
Shares sold	890,164	$15,162,743	1,836,222	$28,000,850
Shares issued on reinvestment	778,937	13,374,345	2,660,248	41,283,845
Shares repurchased	(2,271,946)	(38,775,118)	(4,540,645)	(69,214,660)
Net increase (decrease)	(602,845)	$(10,238,030)	(44,175)	$70,035
Class C
Shares sold	7,504	$115,501	69,707	$975,251
Shares issued on reinvestment	2,671	41,533	8,892	125,331
Shares repurchased	(21,329)	(324,956)	(64,699)	(901,720)
Net increase (decrease)	(11,154)	$(167,922)	13,900	$198,862
Class R
Shares sold	1,676	$27,782	721	$10,815
Shares issued on reinvestment	122	2,064	310	4,747
Shares repurchased	(353)	(5,733)	(714)	(10,579)
Net increase	1,445	$24,113	317	$4,983
Class I
Shares sold	104,757	$1,777,083	146,128	$2,216,218
Shares issued on reinvestment	4,750	81,174	16,539	255,280
Shares repurchased	(83,766)	(1,419,773)	(194,149)	(2,946,293)
Net increase (decrease)	25,741	$438,484	(31,482)	$(474,795)

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Moderate Growth Fund
Class A
Shares sold	704,195	$11,523,144	1,446,909	$21,415,263
Shares issued on reinvestment	374,746	6,209,538	1,333,567	20,190,438
Shares repurchased	(1,892,250)	(31,109,247)	(3,262,960)	(48,251,315)
Net decrease	(813,309)	$(13,376,565)	(482,484)	$(6,645,614)
Class C
Shares sold	13,451	$228,547	18,407	$285,487
Shares issued on reinvestment	1,113	19,136	4,186	65,420
Shares repurchased	(33,068)	(557,805)	(43,566)	(670,861)
Net decrease	(18,504)	$(310,122)	(20,973)	$(319,954)
Class R
Shares sold	5,886	$94,031	2,347	$34,267
Shares issued on reinvestment	202	3,273	414	6,155
Shares repurchased	(1,668)	(26,404)	(668)	(9,571)
Net increase	4,420	$70,900	2,093	$30,851
Class I
Shares sold	38,384	$631,030	97,025	$1,394,154
Shares issued on reinvestment	4,363	71,547	14,612	219,430
Shares repurchased	(47,626)	(777,079)	(101,891)	(1,496,661)
Net increase (decrease)	(4,879)	$(74,502)	9,746	$116,923

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Conservative Growth Fund
Class A
Shares sold	523,015	$7,399,673	1,183,398	$15,418,497
Shares issued on reinvestment	219,677	3,144,821	781,174	10,357,262
Shares repurchased	(1,376,650)	(19,576,116)	(2,819,306)	(36,819,237)
Net decrease	(633,958)	$(9,031,622)	(854,734)	$(11,043,478)
Class C
Shares sold	2,323	$35,129	2,228	$30,850
Shares issued on reinvestment	366	5,586	2,416	34,152
Shares repurchased	(18,122)	(274,201)	(30,462)	(424,978)
Net decrease	(15,433)	$(233,486)	(25,818)	$(359,976)
Class R
Shares sold	1,445	$20,123	5,152	$67,470
Shares issued on reinvestment	58	827	248	3,305
Shares repurchased	(3,715)	(52,594)	(3,686)	(47,649)
Net increase (decrease)	(2,212)	$(31,644)	1,714	$23,126
Class I
Shares sold	9,168	$129,797	60,185	$782,255
Shares issued on reinvestment	2,236	31,996	7,798	103,123
Shares repurchased	(16,730)	(238,279)	(79,263)	(1,032,767)
Net decrease	(5,326)	$(76,486)	(11,280)	$(147,389)

	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Defensive Growth Fund
Class A
Shares sold	196,533	$2,493,275	516,666	$6,167,973
Shares issued on reinvestment	71,307	911,450	209,410	2,523,797
Shares repurchased	(675,567)	(8,598,610)	(1,296,612)	(15,422,340)
Net decrease	(407,727)	$(5,193,885)	(570,536)	$(6,730,570)
Class C
Shares sold	11,507	$146,430	9,122	$106,920
Shares issued on reinvestment	120	1,534	444	5,322
Shares repurchased	(3,737)	(47,035)	(39,390)	(470,239)
Net increase (decrease)	7,890	$100,929	(29,824)	$(357,997)
Class C1
Shares sold	5	$59	9	$156
Shares issued on reinvestment	—	—	1	7
Shares repurchased	(1)	(9)	(150)	(1,928)
Net increase (decrease)	4	$50	(140)	$(1,765)
Class R
Shares sold	199	$2,530	124	$1,521
Shares issued on reinvestment	48	617	178	2,135
Shares repurchased	(1,775)	(22,051)	(21)	(251)
Net increase (decrease)	(1,528)	$(18,904)	281	$3,405
Class I
Shares sold	3,113	$39,073	51,518	$609,135
Shares issued on reinvestment	950	12,100	2,898	34,696
Shares repurchased	(4,557)	(57,019)	(62,988)	(737,035)
Net decrease	(494)	$(5,846)	(8,572)	$(93,204)

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the six months ended July 31, 2024. The following transactions were effected in such Underlying Funds for the six months ended July 31, 2024.

	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$75,718,645	—	—	$15,004,781	107,427	$1,720,426	—	—	$7,808,180	$70,242,470
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	28,447,832	$358,002	27,337	20,417,269	1,484,928	3,544,799	—	—	(427,930)	11,505,434
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	63,843,336	21,216,190	1,034,085	10,948,019	512,054	482,528	—	—	9,341,062	83,935,097
ClearBridge Small Cap Fund, Class IS Shares
	15,050,023	1,200,335	18,512	494,750	7,403	(4,043)	—	$1,019	1,908,609	17,660,174
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	11,845,256	636,208	49,779	573,103	43,762	31,175	$51,604	—	1,540,092	13,479,628
ClearBridge Appreciation Fund, Class IS Shares
	108,807,692	27,182,624	801,528	49,652,974	1,407,582	4,627,716	—	—	9,624,879	100,589,937
ClearBridge Large Cap Growth Fund, Class IS Shares
	67,826,434	84,034,210	1,162,782	6,106,605	89,766	654,125	—	—	7,753,495	154,161,659
ClearBridge Small Cap Growth Fund, Class IS Shares
	19,619,169	2,484,997	62,585	621,037	15,439	(13,641)	—	—	1,484,324	22,953,812
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	105,479,923	39,504,813	1,754,646	9,914,819	452,433	319,874	80,726	96,084	17,273,811	152,663,602
Franklin Systematic Style Premia ETF
	6,025,031	756,982	32,008	209,184	8,910	6,105	—	—	264,822	6,843,756
ClearBridge International Growth Fund, Class IS Shares
	33,544,274	962,406	15,426	11,799,537	177,299	2,103,588	—	—	708,187	25,518,918
Franklin International Equity Fund, Class IS Shares
	61,725,583	14,219,496	784,308	26,312,988	1,376,624	2,086,758	—	—	4,599,714	56,318,563
Martin Currie Emerging Markets Fund, Class IS Shares
	39,967,388	2,169,879	177,148	14,743,605	1,156,044	414,838	—	—	3,627,045	31,435,545
Franklin Global Dividend Fund, Class IS Shares
	70,355,754	—	—	72,901,091	5,079,838	15,033,453	—	—	(12,488,116)	—
Templeton Foreign Fund, Class R6 Shares
	—	26,123,619	3,302,156	1,997,264	247,251	41,510	—	—	1,157,294	25,325,159
Western Asset Core Bond Fund, Class IS Shares
	15,647,510	36,955,353	3,541,422	11,530,479	1,102,662	(489,701)	573,557	—	1,101,277	41,683,960
Western Asset Core Plus Bond Fund, Class IS Shares
	7,335,857	7,638,074	826,982	195,658	21,054	(6,881)	199,955	—	22,741	14,794,133
Franklin High Yield Corporate ETF
	—	3,835,226	159,105	—	—	—	—	—	(2,387)	3,832,839
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	—	8,536,450	878,578	—	—	—	18,230	—	3,329	8,539,779
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	5,774,127	713,352	64,786	1,730,903	155,630	(179,913)	170,693	—	(2,776)	4,573,887
Franklin Strategic Real Return Fund, Class IS Shares
	46,339,552	—	—	47,824,133	4,882,988	(7,779,534)	—	—	9,264,115	—
	$783,353,386	$278,528,216		$302,978,199		$22,593,182	$1,094,765	$97,103	$64,561,767	$846,058,352

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Moderate Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$40,819,531	—	—	$11,186,015	80,049	$1,474,352	—	—	$3,602,448	$34,710,316
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	15,335,203	$126,696	9,631	11,443,810	833,499	1,884,523	—	—	(224,906)	5,677,706
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	34,422,929	11,064,748	538,919	9,292,462	434,549	392,329	—	—	4,834,263	41,421,807
ClearBridge Small Cap Fund, Class IS Shares
	8,113,688	570,881	8,804	394,779	5,921	(4,209)	—	$539	1,010,689	9,296,270
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	6,389,275	237,966	18,864	802,684	59,232	93,218	$27,306	—	738,549	6,656,324
ClearBridge Appreciation Fund, Class IS Shares
	58,655,372	14,073,218	414,386	30,638,187	869,210	3,313,191	—	—	4,281,355	49,684,949
ClearBridge Large Cap Growth Fund, Class IS Shares
	36,570,040	39,203,534	542,459	4,122,264	60,637	465,652	—	—	4,012,810	76,129,772
ClearBridge Small Cap Growth Fund, Class IS Shares
	10,570,934	762,506	19,718	780,121	19,225	(10,200)	—	—	786,590	11,329,709
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	56,853,290	15,859,312	714,000	6,752,459	308,738	191,044	43,399	51,656	9,270,013	75,421,200
Western Asset Core Bond Fund, Class IS Shares
	34,782,236	26,291,702	2,509,712	1,960,709	188,128	(185,829)	883,582	—	566,246	59,493,646
Western Asset Core Plus Bond Fund, Class IS Shares
	15,735,127	10,458,772	1,126,415	553,194	59,990	(21,512)	381,116	—	(85,105)	25,534,088
Western Asset High Yield Fund, Class IS Shares
	1,393,851	244,246	35,391	1,640,327	235,090	223,201	55,860	—	(210,963)	10,008
Franklin Systematic Style Premia ETF
	7,211,947	2,938,815	124,152	343,936	14,620	9,769	—	—	318,464	10,135,059
ClearBridge International Growth Fund, Class IS Shares
	17,863,913	419,777	6,728	7,325,195	110,204	1,347,426	—	—	132,711	12,438,632
Franklin International Equity Fund, Class IS Shares
	32,137,331	8,206,472	452,646	16,505,260	864,489	1,519,696	—	—	1,982,773	27,341,012
Martin Currie Emerging Markets Fund, Class IS Shares
	21,469,062	1,027,872	83,860	9,127,572	716,510	278,670	—	—	1,874,984	15,523,016
Franklin Global Dividend Fund, Class IS Shares
	37,795,675	—	—	39,161,181	2,728,930	8,178,717	—	—	(6,813,211)	—
Templeton Foreign Fund, Class R6 Shares
	—	13,985,975	1,768,138	2,276,422	279,924	62,223	—	—	565,522	12,337,298
Franklin High Yield Corporate ETF
	—	8,803,025	365,195	—	—	—	—	—	(5,478)	8,797,547
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	—	11,547,794	1,188,547	7,239	761	(145)	32,141	—	4,870	11,545,280
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	1,570,223	313,764	36,436	1,802,920	212,866	(88,671)	35,913	—	7,604	—
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	6,979,201	816,884	74,140	829,537	74,479	(114,112)	204,051	—	(107,817)	6,744,619
Franklin Strategic Real Return Fund, Class IS Shares
	28,006,005	—	—	28,901,448	2,951,107	(5,008,379)	—	—	5,903,822	—
	$472,674,833	$166,953,959		$185,847,721		$14,000,954	$1,663,368	$52,195	$32,446,233	$500,228,258

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Conservative Growth Fund		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$18,464,297	—	—	$5,818,787	41,800	$836,782	—	—	$1,421,255	$14,903,547
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	6,936,077	—	—	5,237,808	382,102	834,233	—	—	(94,712)	2,437,790
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	15,567,111	$4,867,148	236,960	4,978,503	233,502	196,520	—	—	2,132,932	17,785,208
ClearBridge Small Cap Fund, Class IS Shares
	3,672,335	173,429	2,675	212,312	3,178	(1,842)	—	$236	445,222	4,076,832
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	2,891,036	42,918	3,389	442,864	32,531	73,693	$11,964	—	293,835	2,858,618
ClearBridge Appreciation Fund, Class IS Shares
	26,529,627	6,257,762	184,214	14,835,381	421,973	1,658,050	—	—	1,726,667	21,336,725
ClearBridge Large Cap Growth Fund, Class IS Shares
	16,542,006	16,504,219	228,369	2,339,653	34,517	270,791	—	—	1,717,733	32,695,096
ClearBridge Small Cap Growth Fund, Class IS Shares
	4,781,472	238,174	6,160	496,038	12,170	(4,265)	—	—	345,567	4,864,910
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	25,714,975	5,492,462	252,006	3,135,041	142,058	123,790	19,927	23,718	4,219,745	32,415,931
Western Asset Core Bond Fund, Class IS Shares
	43,829,583	18,766,278	1,788,098	1,762,343	168,498	(315,233)	1,005,649	—	477,782	60,996,067
Western Asset Core Plus Bond Fund, Class IS Shares
	22,996,961	7,009,674	757,284	725,284	78,561	(25,107)	543,179	—	(173,566)	29,082,678
Western Asset High Yield Fund, Class IS Shares
	2,505,969	1,274,404	184,881	3,789,950	543,089	292,109	108,097	—	(258,771)	23,761
Franklin Systematic Style Premia ETF
	8,575,909	2,193,503	92,675	529,212	22,499	14,114	—	—	372,051	10,626,365
ClearBridge International Growth Fund, Class IS Shares
	7,773,555	113,107	1,813	3,347,527	50,318	631,256	—	—	10,519	5,180,910
Franklin International Equity Fund, Class IS Shares
	13,025,027	4,511,194	248,825	7,641,300	399,788	617,703	—	—	874,000	11,386,624
Martin Currie Emerging Markets Fund, Class IS Shares
	9,609,925	184,787	15,069	4,107,894	322,256	128,029	—	—	827,258	6,642,105
Franklin Global Dividend Fund, Class IS Shares
	16,918,619	—	—	17,531,878	1,221,561	3,732,621	—	—	(3,119,362)	—
Templeton Foreign Fund, Class R6 Shares
	—	6,257,761	791,120	1,392,006	171,421	36,064	—	—	235,486	5,137,305
Franklin High Yield Corporate ETF
	—	9,580,846	397,463	—	—	—	—	—	(5,962)	9,574,884
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	—	11,682,000	1,204,322	41,832	4,399	(836)	169,926	—	23,924	11,663,256
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	9,807,938	1,229,850	143,261	10,548,670	1,245,276	(1,529,641)	209,561	—	1,040,523	—
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	8,331,214	737,315	66,922	1,717,914	154,477	(228,383)	241,208	—	(39,281)	7,082,951
Franklin Strategic Real Return Fund, Class IS Shares
	16,715,352	—	—	17,251,441	1,761,365	(2,888,164)	—	—	3,424,253	—
	$281,188,988	$97,116,831		$107,883,638		$4,452,284	$2,309,511	$23,954	$15,897,098	$290,771,563

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

	Affiliate Value at January 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Defensive Growth Fund		Cost	Shares	Proceeds	Shares
Western Asset Core Bond Fund, Class IS Shares
	$25,297,071	$8,108,282	770,878	$1,371,280	130,720	$(240,498)	$553,874	—	$258,966	$32,052,541
Western Asset Core Plus Bond Fund, Class IS Shares
	13,913,471	2,729,984	295,482	733,237	79,547	(23,264)	322,758	—	(113,953)	15,773,001
Western Asset High Yield Fund, Class IS Shares
	1,588,141	2,284,718	331,476	3,887,689	557,154	256,192	81,289	—	(216,996)	24,366
Franklin Growth Fund, Class R6 Shares
	4,773,938	—	—	1,837,880	13,233	263,306	—	—	308,099	3,507,463
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	1,792,846	—	—	1,405,541	102,866	207,952	—	—	(21,520)	573,737
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	4,023,555	1,230,399	59,903	1,656,628	77,992	90,498	—	—	498,058	4,185,882
ClearBridge Small Cap Fund, Class IS Shares
	949,293	38,391	592	80,697	1,201	(227)	—	$59	112,482	1,019,242
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	747,183	6,621	521	173,738	12,707	34,623	2,977	—	58,540	673,229
ClearBridge Appreciation Fund, Class IS Shares
	6,857,236	1,581,941	46,569	4,277,501	121,896	1,181,909	—	—	(320,215)	5,023,370
ClearBridge Large Cap Growth Fund, Class IS Shares
	4,275,673	3,727,528	51,578	808,990	11,881	96,666	—	—	407,688	7,698,565
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,237,723	51,398	1,329	229,713	5,625	(1,529)	—	—	87,272	1,145,151
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	6,646,580	1,687,256	78,518	1,846,576	81,773	107,652	5,400	6,428	1,050,762	7,645,674
Franklin High Yield Corporate ETF
	—	5,497,651	228,071	—	—	—	—	—	(3,421)	5,494,230
BrandywineGLOBAL — Flexible Bond Fund, Class IS Shares
	—	6,163,132	635,433	88,264	9,216	(1,126)	95,475	—	13,084	6,086,826
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	7,244,928	699,077	81,537	7,587,803	895,574	(601,336)	149,381	—	245,134	—
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	4,747,452	343,141	31,116	1,187,384	106,790	(91,842)	135,399	—	(61,659)	3,749,708
Franklin Systematic Style Premia ETF
	4,840,546	974,552	41,180	418,680	17,806	10,180	—	—	206,022	5,612,620
ClearBridge International Growth Fund, Class IS Shares
	1,838,059	86,198	1,382	938,301	14,128	136,588	—	—	17,327	1,139,871
Franklin International Equity Fund, Class IS Shares
	2,627,574	1,673,871	92,326	2,138,306	111,950	127,519	—	—	213,798	2,504,456
Martin Currie Emerging Markets Fund, Class IS Shares
	2,433,488	36,067	2,939	1,158,110	90,923	47,051	—	—	193,365	1,551,861
Franklin Global Dividend Fund, Class IS Shares
	4,284,909	—	—	4,439,558	309,380	963,282	—	—	(808,633)	—
Templeton Foreign Fund, Class R6 Shares
	—	1,581,942	199,992	517,779	63,737	13,616	—	—	51,777	1,129,556
Franklin Strategic Real Return Fund, Class IS Shares
	6,350,051	—	—	6,552,617	669,131	(996,081)	—	—	1,198,647	—
	$106,469,717	$38,502,149		$43,336,272		$1,581,131	$1,346,553	$6,487	$3,374,624	$106,591,349
9. Redemption facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Funds did not utilize the Global Credit Facility during the six months ended July 31, 2024.
10. Deferred capital losses
As of January 31, 2024, Defensive Growth fund had deferred capital losses of $967,672, which have no expiration date, that will be available to offset future taxable capital gains.

Franklin Multi-Asset Allocation Funds 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited)
Legg Mason Partners Investment Trust
 — Franklin Multi-Asset Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 2-3, 2024, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (formerly Legg Mason Partners Fund Advisor, LLC) (the “Manager”) with respect to Franklin Multi-Asset Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2024 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Multi-Asset Allocation Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation aggressive growth funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median performance of the funds in the Performance Universe for the 3-year period and was below the median performance of the funds in the Performance Universe for the 1-, 5- and 10-year periods and ranked in the first quintile of the funds in the Performance Universe for the 3-year period. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods. The Board also noted that the Fund’s performance was ahead of its benchmark for the quarter ended March 31, 2024.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.
The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of funds of funds consisting of nine mixed-asset target allocation aggressive growth funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation aggressive growth funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Multi-Asset Allocation Funds

Legg Mason Partners Investment Trust
 — Franklin Multi-Asset Moderate Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 2-3, 2024, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (formerly Legg Mason Partners Fund Advisor, LLC) (the “Manager”) with respect to Franklin Multi-Asset Moderate Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2024 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation growth funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median performance of the funds in the Performance Universe for the 1- and 3-year periods and was below the median performance of the funds in the Performance Universe for the 5- and 10-year periods. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods. The Board also noted that the Fund’s performance was ahead of its benchmark for the quarter ended March 31, 2024.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there

Franklin Multi-Asset Allocation Funds

is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of funds of funds consisting of eight mixed-asset target allocation growth funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation growth funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2025.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Legg Mason Partners Investment Trust
 — Franklin Multi-Asset Conservative Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 2-3, 2024, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (formerly Legg Mason Partners Fund Advisor, LLC) (the “Manager”) with respect to Franklin Multi-Asset Conservative Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2024 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Multi-Asset Allocation Funds

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation moderate funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3- and 5-year periods ended December 31, 2023 and since inception of the Fund’s Class I shares (July 25, 2014) through December 31, 2023 was above the median performance of the funds in the Performance Universe for the 1- and 3-year periods ended December 31, 2023 and the period since inception of the Fund’s Class I shares (July 25, 2014) through December 31, 2023 and was below the median performance of the funds in the Performance Universe for the 5-year period ended December 31, 2023. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods. The Board also noted that the Fund’s performance was ahead of its benchmark for the quarter ended March 31, 2024.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.
The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of funds of funds consisting of ten mixed-asset target allocation moderate funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation moderate funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Multi-Asset Allocation Funds

Legg Mason Partners Investment Trust
 — Franklin Multi-Asset Defensive Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 2-3, 2024, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (formerly Legg Mason Partners Fund Advisor, LLC) (the “Manager”) with respect to Franklin Multi-Asset Defensive Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2024 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Multi-Asset Allocation Funds

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation conservative funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Franklin Multi-Asset Allocation Funds

The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of funds of funds consisting of ten mixed-asset target allocation conservative funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation conservative funds of funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2025.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Multi-Asset Allocation Funds

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Franklin
Multi-Asset Allocation Funds
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin Multi-Asset Allocation Funds
Franklin Multi-Asset Growth Fund
Franklin Multi-Asset Moderate Growth Fund
Franklin Multi-Asset Conservative Growth Fund
Franklin Multi-Asset Defensive Growth Fund
The Funds are separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
Franklin Multi-Asset Allocation Funds
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 877-6LM-FUND/656-3863.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Multi-Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice
Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
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Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

FMAAF-SFSOI 9/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

 The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

 The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

 The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

 The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as  applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not applicable.

 Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

 Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

 Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 20, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	September 20, 2024